Wellington Shields All-Cap Fund
	Schedule of Investments
	February 28, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
3,000	Curtiss-Wright Corporation	$ 964,980	1.64%

Automobiles
4,000	Tesla, Inc. *	1,171,920	1.99%

Capital Markets
1,900	Blackrock Inc.	1,857,782
8,000	Blackstone, Inc.	1,289,280
		3,147,062	5.34%

Chemicals
5,000	Linde PLC (United Kingdom)	2,335,250	3.96%

Construction & Engineering
1,500	Comfort Systems USA, Inc.	544,995
5,600	Quanta Services, Inc.	1,453,928
		1,998,923	3.39%

Electric Utilities
5,500	Constellation Energy Corp.	1,377,998
11,000	NextEra Energy, Inc.	771,870
		2,149,868	3.65%

Electrical Equipment
3,000	Emerson Electric Co.	364,830
1,800	GE Vernova Inc.	603,324
		968,154	1.64%

Electronic Computers
7,900	Apple Inc.	1,910,536	3.24%

Financial Services
12,000	Apollo Global Management Inc.	1,791,240
3,000	Berkshire Hathaway Inc. - Class B *	1,541,490
15,000	PayPal Holdings, Inc. *	1,065,750
		4,398,480	7.46%

Food & Staples Retailing
22,200	Walmart Inc.	2,189,142	3.72%

Health Care Equipment & Supplies
2,200	Intuitive Surgical, Inc. *	1,260,930	2.14%

Health Care Providers & Services
2,050	McKesson Corporation	1,312,533
1,800	UnitedHealth Group Incorporated	854,928
		2,167,461	3.68%

Hotels, Restaurants & Leisure
6,000	Flutter Entertainment PLC (Ireland) *	1,683,540	2.86%

Industrial Conglomerates
2,000	Honeywell International Inc.	425,780	0.72%

Interactive Media Services
3,500	Meta Platforms, Inc. - Class A	2,338,700	3.97%

Internet & Direct Marketing Retail
12,000	Alphabet, Inc. - Class A	2,043,360
11,000	Amazon.com, Inc. *	2,335,080
		4,378,440	7.43%

IT Services
2,750	Accenture PLC - Class A (United Kingdom)	958,375
7,000	International Business Machines Corp.	1,767,080
		2,725,455	4.62%

Life Sciences Tools & Services
1,300	Thermo Fisher Scientific Inc.	687,648	1.17%

National Commercial Banks
8,500	JPMorgan Chase & Co.	2,249,525	3.82%

Oil, Gas & Consumable Fuels
6,500	Cheniere Energy, Inc.	1,485,640
5,652	Exxon Mobil Corporation	629,237
12,000	Range Resources Corporation	445,440
		2,560,317	4.35%

Pharmaceuticals
1,600	Eli Lilly And Company	1,473,008	2.50%

Semiconductors & Semiconductor Equipment
4,375	Applied Materials, Inc.	691,556
875	ASML Holding N.V. - ADR	620,445
20,000	NVIDIA Corporation	2,498,400
		3,810,401	6.46%

Software
5,500	Microsoft Corporation	2,183,445
10,000	Palo Alto Networks, Inc. *	1,904,300
1,700	Roper Technologies Inc.	993,650
3,150	Salesforce, Inc.	938,228
25,000	QXO, Inc. *	318,500
		6,338,123	10.76%

Total for Common Stocks (Cost $33,661,094)		53,333,642	90.51%

EXCHANGE TRADED FUNDS

Digital Assets
20,000	iShares Bitcoin Trust ETF *	958,000	1.63%

Equity Funds
7,500	Invesco S&P 500® Equal Weight ETF	1,351,350
9,000	The Health Care Select Sector SPDR® Fund ETF	1,340,370
1,150	VanEck Semiconductors ETF	267,686

		2,959,406	5.02%

Total for Exchange Traded Funds (Cost $3,475,953)		3,917,406	6.65%

MONEY MARKET FUNDS
2,479,838	Goldman Sachs FS Government Fund Institutional 4.24% **	2,479,838	4.21%
	(Cost - $2,479,838)

	Total Investments	59,730,886	101.37%
	(Cost - $39,616,885)

	Liabilities in Excess of Other Assets	(808,221)	-1.37%

	Net Assets	$ 58,922,665	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Security.
** The rate shown represents the 7-day yield at February 28, 2025.